Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.35188%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,478,880.88

Principal:
Principal Collections	$23,914,962.96
Prepayments in Full	$12,176,563.19
Liquidation Proceeds	$535,441.28
Recoveries	$16,314.16
Sub Total	$36,643,281.59
Collections	$39,122,162.47

Purchase Amounts:
Purchase Amounts Related to Principal	$12,479.63
Purchase Amounts Related to Interest	$15.27
Sub Total	$12,494.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,134,657.37

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,134,657.37
Servicing Fee	$875,827.74	$875,827.74	$0.00	$0.00	$38,258,829.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,258,829.63
Interest - Class A-2a Notes	$404,565.90	$404,565.90	$0.00	$0.00	$37,854,263.73
Interest - Class A-2b Notes	$15,352.91	$15,352.91	$0.00	$0.00	$37,838,910.82
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$37,164,978.40
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$36,954,302.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,954,302.82
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$36,884,225.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,884,225.82
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$36,834,875.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,834,875.82
Regular Principal Payment	$41,917,540.89	$36,834,875.82	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,134,657.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,834,875.82
Total					$36,834,875.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$30,448,506.39	$85.15	$404,565.90	$1.13	$30,853,072.29	$86.28
Class A-2b Notes	$6,386,369.43	$85.15	$15,352.91	$0.20	$6,401,722.34	$85.35
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$36,834,875.82	$27.99	$1,423,953.81	$1.08	$38,258,829.63	$29.07

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$258,233,552.26	0.7221700	$227,785,045.87	0.6370184
Class A-2b Notes	$54,162,750.77	0.7221700	$47,776,381.34	0.6370184
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$941,656,303.03	0.7156041	$904,821,427.21	0.6876118

Pool Information
Weighted Average APR	2.823%	2.810%
Weighted Average Remaining Term	50.10	49.30
Number of Receivables Outstanding	42,071	41,091
Pool Balance	$1,050,993,292.43	$1,014,015,074.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$971,954,039.00	$937,977,191.32
Pool Factor	0.7376430	0.7116898

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$76,037,882.88
Targeted Overcollateralization Amount	$114,276,312.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,193,646.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$338,771.17
(Recoveries)		10	$16,314.16
Net Loss for Current Collection Period			$322,457.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3682%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0614%
Second Prior Collection Period			0.3564%
Prior Collection Period			0.4620%
Current Collection Period			0.3748%
Four Month Average (Current and Prior Three Collection Periods)			0.3136%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		958	$2,219,732.82
(Cumulative Recoveries)			$58,584.33
Cumulative Net Loss for All Collection Periods			$2,161,148.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1517%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,317.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,255.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	189	$5,273,298.54
61-90 Days Delinquent	0.08%	27	$771,365.71
91-120 Days Delinquent	0.03%	9	$254,909.81
Over 120 Days Delinquent	0.04%	13	$355,513.86
Total Delinquent Receivables	0.66%	238	$6,655,087.92

Repossession Inventory:
Repossessed in the Current Collection Period		19	$684,659.32
Total Repossessed Inventory		42	$1,409,939.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1346%
Prior Collection Period			0.1141%
Current Collection Period			0.1192%
Three Month Average			0.1226%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1363%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer